UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
New Technologies Fund, Inc.

(In Liquidation)

Mid-Year Report
June 30, 2006

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Table of Contents

To The Stockholders	1

Portfolio Overview	2

Portfolio of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Notes to Financial Statements	11

Financial Highlights	18

Board of Directors and Executive Officers	19

Additional Fund Information	20

To The Stockholders

Your mid-year report for Seligman New Technologies Fund, Inc. follows this letter. The report contains the Fund’s financial statements and a portfolio of the Fund’s investments.

As the Fund is in liquidation, the management team continues to seek opportunities to liquidate the Fund’s remaining venture capital investments in an orderly manner in an effort to maximize the value to stockholders.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Stockholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan Services
100 Park Avenue	New York, NY 10017
New York, NY 10017
	General Counsel	(212) 682-7600	Outside the United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Portfolio Overview(liquidation basis)

Diversification of Net Assets June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	December 31, 2005
Convertible Perferred Stocks:
Application Software	2	$5,587,028	$718,950	2.0	2.1
Communications Equipment	2	6,327,009	—	—	—
Health Care Equipment and Supplies	1	5,473,006	203,876	0.6	17.8
Internet Software and Services	12	37,464,687	5,348,300	14.9	19.4
IT Services	1	4,082,544	13,758,173	38.3	12.4
Systems Software	2	6,090,475	546,188	1.5	1.8
Wireless Telecommunication Services	1	1,875,631	24,525	0.1	0.1
Total Convertible Preferred Stocks	21	66,900,380	20,600,012	57.4	53.6
Limited Partnerships:
Multi-Sector Holdings	5	8,947,429	7,818,925	21.8	24.2
Common Stocks:
Air Freight and Logistics	—	—	—	—	0.1
Application Software	1	—	—	—	—
Communications Equipment	1	625,811	—	—	—
Computers and Peripherals	1	3,024,518	150,500	0.4	—
Electronic Equipment and Instruments	—	—	—	—	0.5
Health Care Equipment and Supplies	—	—	—	—	0.1
Internet Software and Services	3	4,195,221	32,127	0.1	0.2
IT Services	2	5,289,849	1,148,727	3.2	3.9
Multi-Sector Holdings	1	306,494	10,833	—	—
Systems Software	4	11,660,431	5,420	—	—
Wireless Telecommunication Services	—	—	—	—	0.5
Total Common Stocks	13	25,102,324	1,347,607	3.7	5.3
Convertible Promissory Notes:
Internet Software and Services	1	210,666	—	—	—
Short-Term Holdings and Other Assets Less Liabilities	9	8,335,374	6,126,082	17.1	16.9
Net Assets	49	$109,496,173	$35,892,626	100.0	100.0

Largest Portfolio Holdings*June 30, 2006

Security	Value	Percent of Net Assets	Security	Value	Percent of Net Assets
LifeMasters Supported			InnoCal II L.P.	$1,225,361	3.4
SelfCare (Series E)	$13,758,173	38.3	Access Data (Class A)	1,148,727	3.2
Walden VC II L.P.	4,360,265	12.1	The Petroleum Place
Edison Venture Fund IV L.P.	1,829,603	5.1	(Series C)	1,118,687	3.1
iBiquity Digital (Series A)	1,491,796	4.2	QuinStreet (Series B)	1,089,629	3.0
iBiquity Digital (Series C)	1,313,528	3.7	Index Stock Imagery
			(Series A Sr.)	718,950	2.0

__________
*	Excludes short-term holdings.

Portfolio Overview(liquidation basis)
Largest Industries†
June 30, 2006

__________
† Excludes short-term holdings.

Composition of Net Assets
June 30, 2006

Portfolio of Investments (liquidation basis) (unaudited)
June 30, 2006

	Shares		Acquisition Date*	Cost*	Value
Restricted Securities# 82.9%
Convertible Preferred Stocks 57.4%
Application Software 2.0%
Index Stock Imagery (Series A Sr.)ø	1,356,509		3/20/02 to 4/16/04	$3,962,029	$718,950
Sensable Technologies (Series C)ø	489,458		4/5/00	1,625,000	—
					718,950
Communications Equipment 0.0%
Geographic Network Affiliates International (Series A)ø	63,200		12/29/99	6,327,009	—
Geographic Network Affiliates International (Series B)	316,000		12/5/01	—	—
					—
Health Care Equipment and Supplies 0.6%
GMP Companies (Series A)	1,092,000		9/15/99	5,473,006	203,876
Internet Software and Services 14.9%
Adexa (Series C)	98,003		8/24/00	1,244,950	59,782
Adexa (Series E)	59,394	†	7/12/02	75,438	28,509
Global Commerce Systems (Series A)	1,746		4/6/00	30,005	—
Global Commerce Systems (Series D)	1,125,148		4/6/00	5,474,826	—
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	1,491,796
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,313,528
NeoPlanet (Series C)ø	1,344,302		2/18/00	6,319,998	—
OurHouse (Series D)	1,316,666		2/11/00	7,899,996	2,633
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	1,118,687
QuinStreet (Series B)	166,102		5/25/00	490,001	1,089,629
Techies.com (Series C)	743,529		1/27/00	6,320,139	—
UGO Networks (Series II)	290,162		1/30/01	575,174	243,736
					5,348,300
IT Services 38.3%
LifeMasters Supported SelfCare (Series E)	510,318		1/31/00	4,082,544	13,758,173
Systems Software 1.5%
FlashPoint Technology (Series E)ø‡	1,037,037		9/10/99	4,203,479	—
NSI Software (Series B)	222,934		4/14/00 to 11/13/02	1,886,996	546,188
					546,188
Wireless Telecommunication Services 0.1%
fusionOne (Series D)	345,420		9/13/00 to 10/11/00	1,875,631	24,525
Total Convertible Preferred Stocks
(Cost $66,900,380)					20,600,012

__________
See footnotes on page 6.

Portfolio of Investments (liquidation basis) (unaudited)
June 30, 2006

	Partnership Interest or Shares		Acquisition Date*	Cost*	Value
Limited Partnerships 21.8%
Multi-Sector Holdings 21.8%
Asia Internet Capital Ventures	$336,174		8/15/00	$336,742	$265,141
Compass Venture Partners	449,999		11/22/99 to 2/21/02	458,087	138,555
Edison Venture Fund IV	1,061,255		9/26/00 to 12/19/02	1,061,255	1,829,603
InnoCal II	1,644,908		11/16/00 to 4/3/06	1,644,908	1,225,361
Walden VC II	5,439,038		5/17/00 to 6/27/06	5,446,437	4,360,265
Total Limited Partnerships (Cost $8,947,429)					7,818,925
Common Stocks 3.7%
Application Software 0.0%
Sensable Technologiesø	2,569,599	shs.	10/1/04	—	—
Communication Equipment 0.0%
WaveSplitter Technologies	7,322		9/22/00	625,811	—
Computers and Peripherals 0.4%
VillageEDOCS	1,749,514		4/3/00 to 5/24/01	3,024,518	150,500
Internet Software and Services 0.1%
etang.com	71,457		1/6/00	—	6,431
UGO Networks	44,350		11/12/99	3,162,334	19,514
Workstream	8,326		3/23/00	1,032,887	6,182
					32,127
IT Services 3.2%
Access Data (Class A)ø	3,190,909		3/29/00	5,265,000	1,148,727
Axentis	67,828		6/23/00	24,849	—
					1,148,727
Multi-Sector Holdings 0.0%
Tower Gate (Series E)	202,053		7/26/00	306,494	10,833
Systems Software 0.0%
Coventorø	4,196,058		3/8/00	5,265,002	—
Entegrity Solutions	59,413		2/16/00 to 4/25/02	3,195,221	—
Enterworks	52,667		12/30/99	3,160,000	—
NSI Software	10,424		4/14/00	40,208	5,420
					5,420
Total Common Stocks (Cost $25,102,324)					1,347,607
Convertible Promissory Notes 0.0%
Internet Software and Services 0.0%
Techies.com, 9% due 2/20/2008	$210,666		2/22/01	210,666	—
Total Convertible Promissory Notes
(Cost $210,666)					—

__________
See footnotes on page 6.

Portfolio of Investments (liquidation basis) (unaudited)
June 30, 2006

	Principal Amount		Acquisition Date*	Cost*	Value
Restricted Short-Term Holdings 0.0%

Convertible Promissory Notes 0.0%
Geographic Network Affiliates International 9%, payable on demand	$1,011,200	†	12/5/01 to 3/12/02	$1,011,748	$—
Techies.com:
9%, payable on demand	771,976		6/7/00	771,976	—
9%, payable on demand	421,333		2/22/01	425,568	—

Total Restricted Short-Term Holdings
(Cost $2,209,292)					—
Total Restricted Securities (Cost $103,370,091)					29,766,544
Unrestricted Short-Term Holdings 26.8%
Fixed Time Deposits 20.1%
BNP Paribas, Grand Cayman 5.28%, 7/3/2006	1,800,000				1,800,000
Dexia Bank, Grand Cayman 5.07%, 7/3/2006	1,800,000				1,800,000
Rabo Bank Nederland, Grand Cayman 5.10%, 7/3/2006	1,822,000				1,822,000
Royal Bank of Scotland, London 5.30%, 7/3/2006	1,800,000				1,800,000
					7,222,000
US Government Securities 3.9%
US Treasury Bills 4.758%, 7/6/2006	1,400,000				1,399,098

Repurchase Agreement 2.8%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $992,343, collateralized by: $1,005,000 US Treasury Notes 6.50%, 10/15/2006, with a fair market value of $1,022,588	992,000				992,000

Total Unrestricted Short-Term Holdings
(Cost $9,613,098)					9,613,098
Total Investments (Cost $112,983,189) 109.7%					39,379,642
Other Assets Less Liabilities (9.7)%					(3,487,016)
Net Assets 100.0%					$35,892,626

__________
*	Required disclosure for restricted securities only.
#
Restricted securities listed are non-income producing, unless otherwise indicated, and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such cost could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

Ø	Affiliated issuer (Fund’s holding representing 5% or more of the outstanding voting securities).
‡	Income-producing security.
†	Warrants attached.
See Notes to Financial Statements.

Statement of Assets and Liabilities
(liquidation basis) (unaudited)
June 30, 2006

Assets:
Investments, at value:
Convertible preferred stocks* (cost $66,900,380)	$20,600,012
Limited partnerships (cost $8,947,429)	7,818,925
Common stocks* (cost $25,102,324)	1,347,607
Convertible promissory notes (cost $210,666)	—
Short-term holdings (cost $11,822,390)	9,613,098
Total investments (cost $112,983,189)	39,379,642
Cash	667
Expenses prepaid to stockholder service agent	13,218
Receivable for interest and dividends	1,642
Other	740,561
Total Assets	40,135,730

Liabilities:
Accrued liquidation period expenses (Note 1)	4,243,104
Net Assets	$35,892,626

Composition of Net Assets:
Common Stock, at par ($0.01 par value; 100,000,000 shares authorized;14,744,393 shares outstanding)	$147,444
Additional paid-in capital	512,037,652
Undistributed net investment income	115,771
Accumulated net realized loss	(402,804,694)
Net unrealized depreciation of investments	(73,603,547)
Net Assets	$35,892,626

Net Asset Value per Share	$2.43

__________
*	Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with a cost of $32,967,517 and a value of $1,867,677.
See Notes to Financial Statements.

Statement of Operations (liquidation basis) (unaudited)
For the Six Months Ended June 30, 2006

Investment Income:
Interest	$192,253
Expenses:
Increase in estimated liquidation period expenses	(62,484)
Net Investment Income	129,769

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(5,142,786)
Net change in unrealized depreciation of investments	11,242,409
Net Gain on Investments	6,099,623
Increase in Net Assets from Operations	$6,229,392

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets
(liquidation basis) (unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005

Operations:
Net investment income	$129,769	$1,163,777
Net realized loss on investments	(5,142,786)	(29,266,449)
Net change in unrealized depreciation of investments	11,242,409	21,266,873
Increase (Decrease) in Net Assets from Operations	6,229,392	(6,835,799)

Distributions to Stockholders:
Return of capital (per share: $0.75)	—	(11,057,580)
Decrease in Net Assets from Distributions	—	(11,057,580)
Increase (Decrease) in Net Assets	6,229,392	(17,893,379)

Net Assets:
Beginning of period	29,663,234	47,556,613
End of Period (includes undistributed net investment income of $115,771 and net of accumulated net investment loss of $(13,998), respectively)	$35,892,626	$29,663,234

__________
See Notes to Financial Statements.

Statement of Cash Flows (liquidation basis) (unaudited)
For the Six Months Ended June 30, 2006

Cash Flows From Operating Activities:
Net increase in net assets from operations	$6,229,392
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Cost of purchases of investment securities	(3,887,095)
Proceeds from disposition of investment securities	4,844,199
Purchases/maturities of short-term investment securities, net	(486,634)
Increase in interest and dividends receivable	(359)
Increase in other assets	(94,216)
Decrease in accrued liquidation period expenses and other liabilities	(505,401)
Net change in unrealized depreciation of investments	(11,242,409)
Net realized loss on investments	5,142,786
Net Cash Provided by Operating Activities	263

Cash Flows From Financing Activities	—
Net Increase in Cash	263

Cash balance at beginning of period	404
Cash Balance at End of Period	$667

__________
See Notes to Financial Statements.

Notes to Financial Statements
(liquidation basis) (unaudited)

1.
Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the “Fund”) approved two proposals: (i) a plan of complete liquidation and dissolution of the Fund (the “Plan”); and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004.

In accordance with the Plan, J. & W. Seligman & Co. Incorporated (the “Manager”) will continue to oversee the assets of the Fund and has the authority to sell or otherwise dispose of the Fund’s assets in such a manner as the Manager deems advisable. The Manager will effect the orderly liquidation of the Fund over such time as it determines, in its sole discretion, is appropriate to maximize the value of the Fund’s portfolio. Shortly following the approval of the Plan, the Manager sold most of the Fund’s publicly-traded securities.

Under the Plan, the Manager may make additional investments only in (a) short-term liquid securities for cash management purposes; (b) limited partnership interests as required by the Fund’s outstanding contractual commitments to limited partnerships; and (c) companies the securities of which are at the time held in the Fund’s portfolio (“Follow-on Investments”), but only if the Manager determines (i) that the securities of that company may not at that time be sold or may be sold only at a disadvantageous price and (ii) that making such additional investment is necessary or advisable to protect the Fund from dilution or other reduction in value, and in any case only to the extent that the Fund has, at that time, sufficient liquid assets with which to make such additional investment.

From the proceeds of the liquidation of assets, the Fund may retain or set aside in a reserve amounts necessary (i) to discharge any unpaid liabilities on the Fund’s books after all remaining assets have been liquidated or written off and (ii) to pay or otherwise provide for such contingent or unascertained liabilities as the Fund shall reasonably deem to exist. The Fund also intends to reserve sufficient liquid assets to satisfy the balance of contractual commitments to make additional capital contributions to two limited partnerships (Note 8) and Follow-on Investments, and to pay Liquidation Period Expenses (as defined below) and any other operating expenses.

Due to the illiquid nature of the Fund’s assets as of June 30, 2006, and because a ready market does not exist for these assets, the liquidation process may take several years or more. As liquidity occurs in the remainder of the portfolio by such events as acquisitions, mergers, IPOs or sales of holdings, proceeds will be distributed to stockholders on a pro rata basis to the extent they exceed amounts needed for reserves. The Fund is unable to predict when such liquidity will occur and, consequently, when stockholders can expect to receive distributions. It is also possible that stockholders will receive only small distributions, if companies held by the Fund fail or the Manager can sell a security for only a small portion of its current value. On August 4, 2004, February 23, 2005, and August 16, 2005, the Fund made distributions to stockholders.

As a result of the approval of the proposals described above, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective February 25, 2004. Accordingly, on that date, the Fund accrued as a liability an estimate of operating expenses expected to be incurred during the liquidation period (“Liquidation Period Expenses”). This accrual was a non-cash charge that reduced the Fund’s net asset value. As a non-cash charge, the Fund’s available cash was not affected. The Fund’s estimate of Liquidation Period Expenses at February 25, 2004 was equal to approximately $7,700,000, or approximately $0.52 per share, based on 14,744,393 shares outstanding after the January 9, 2004 repurchase. This estimate was based, in part, on the Manager’s best estimate of when the value of certain holdings will be realized and cash distributed to stockholders. The estimate included approximately $3,300,000 of management fees, $1,300,000 of stockholder account services, $1,100,000 of stockholder servicing fees, and $2,000,000

Notes to Financial Statements
(liquidation basis) (unaudited)

of other expenses. The accrued liability will be adjusted from time to time based on changes in the Fund’s actual net assets, changes in expectations of the timing of future distributions and actual expenses incurred. For the six months ended June 30, 2006, actual expenses incurred aggregated $520,853. At June 30, 2006, the balance of estimated Liquidation Period Expenses was $4,243,104.

The decrease in the balance of estimated Liquidation Period Expenses for the six months ended June 30, 2006 resulted from the following:

Balance at December 31, 2005		$4,736,287
Increase in estimated liquidation period expenses		62,484
Expenses paid:
Management fee	$(193,664)
Stockholder account services	(173,832)
Stockholder servicing fee	(74,600)
Other expenses	(113,571)
Total expenses paid		(555,667)
Balance at June 30, 2006		$4,243,104

The Manager has undertaken to reduce its management fee from February 26, 2004 until the liquidation of the Fund is completed, subject to annual renewal by the Fund’s Board of Directors (the “Board”). The reduced fee rate was 1.50% per annum of the Fund’s average daily net assets for the period February 26, 2004 through December 31, 2005. Effective January 1, 2006, the Manager and the Board agreed that the Manager irrevocably reduce the management fee rate to 1.25% per annum of the Fund’s average daily net assets.

2.
Significant Accounting Policies — The financial statements of the Fund for the six months ended June 30, 2006, have been prepared on a liquidation basis of accounting in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the

Notes to Financial Statements
(liquidation basis) (unaudited)

 Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At June 30, 2006, market quotations were not readily available for venture capital securities valued at $29,766,544 (82.9% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

b.
Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions.

c.
Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

d.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The Fund removes investments with no value from its portfolio when it is permitted to recognize the loss on such investments for federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e.
Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market

Notes to Financial Statements
(liquidation basis) (unaudited)

value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

f.	Distributions to Stockholders — Distributions to Stockholders are recorded on ex-dividend date.

3.
Management Fee and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. For the six months ended June 30, 2006, the Manager received a fee, calculated daily and payable monthly, equal to $193,133 or 1.25% per annum of the Fund’s average daily net assets. At June 30, 2006, $37,452 of such fee was payable to the Manager.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $173,832 for stockholder account services in accordance with a methodology approved by the Fund’s directors. Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, stockholder transaction volume and number of stockholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2006, the Fund’s potential obligation under the Guaranties is $34,500. As of June 30, 2006, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s stockholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

For the six months ended June 30, 2006, fees paid to directors aggregated $2,241. The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of certain other funds in the Seligman Group of Investment Companies. The accumulated balance at December 31, 2005 of $13,998 was paid to the participating director in January 2006. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

4.
Stockholder Servicing Fee — Brokers or dealers that sold shares of the Fund or that maintain accounts for stockholders can enter into agreements with the Fund and receive a continuing fee of up to 0.50% on an annual basis, payable quarterly, of the average daily net assets attributable to Fund shares owned by customers of the particular broker or dealer for providing personal services and/or the maintenance of stockholder accounts. For the six months ended June 30, 2006, such fees aggregated $76,921 or 0.50% per annum of the Fund’s average daily net assets.

5.
Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006 amounted to $3,887,095 and $4,823,484, respectively.

Notes to Financial Statements
(liquidation basis) (unaudited)

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the cost of investments for federal income tax purposes was $112,567,784. The tax basis cost was lower than the cost for financial reporting purposes primarily due to the realization for tax purposes of unrealized losses on investments in limited partnerships of $415,405.

At June 30, 2006, the tax components of accumulated earnings (losses) were as follows:

Gross unrealized appreciation of portfolio securities	$11,050,037
Gross unrealized depreciation of portfolio securities	(84,238,179)
Net unrealized depreciation of portfolio securities	(73,188,142)
Capital loss carryforward	(382,932,067)
Undistributed income	—
Current period accumulated net realized loss	(20,288,032)
Total accumulated losses	$(476,408,241)

For the year ended December 31, 2005, the tax characterization of distributions paid to stockholders was the same as for financial reporting purposes.

At December 31, 2005, the Fund had a net capital loss carryforward for federal income tax purposes of $382,932,067, which is available for offset against future taxable net capital gains, with $80,213,867 expiring in 2009, $228,054,836 expiring in 2010, $31,614,312 expiring in 2011, $15,706,899 expiring in 2012, and $27,342,153 expiring in 2013. The amount was determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

7.
Limited Partnership Commitments — In connection with the Fund’s investments in certain limited partnerships, the Fund is contractually committed to make additional capital contributions of up to $2,662,293, if and when the partnerships request such contributions. At June 30, 2006, the capital commitments and expiration dates were as follows:

Amount	Expiration Date for New Investments by the Partnerships	Final Expiration Date
$1,710,000	September 2006	November 2010
952,293	March 2007	March 2011

Notes to Financial Statements
(liquidation basis) (unaudited)

8.
Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2006, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income/ Realized Gain (Loss)	Ending Value
Access Data (Class A) (common stock)	3,190,909	—	—	3,190,909	—	$1,148,727
Coventor (common stock)	4,196,058	—	—	4,196,058	—	—
FlashPoint Technology (Series E)	1,037,037	—	—	1,037,037	—	—
Geographic Network Affiliates
International (Series A)	63,200	—	—	63,200	—	—
Index Stock Imagery (Series A Sr.)	1,356,509	—	—	1,356,509	—	718,950
NeoPlanet (Series C)	1,344,302	—	—	1,344,302	—	—
Sensable Technologies (Series C)	489,458	—	—	489,458	—	—
Sensable Technologies (common stock)	2,569,299	—	—	2,569,299	—	—
Total						$1,867,677

9.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. The Manager’s review of frequent trading appropriately did not include Seligman New Technologies Fund because it is a closed-end investment company. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002. None of these arrangements involved Seligman New Technologies Fund.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund.

Notes to Financial Statements
(liquidation basis) (unaudited)

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and Seligman Advisors, Inc. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, Seligman Advisors, Inc. or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

10.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights (unaudited)

The table below is intended to help you understand the Fund’s financial performance for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your capital gain distributions and your return of capital distributions were taken in cash. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

	Six Months
	Ended		Year Ended December 31,
	6/30/06		2005	2004
	(liquidation basis)		(liquidation basis)	(liquidation basis)†		2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$2.01		$3.23	$4.72		$4.83	$12.11	$25.23
Income (Loss) from Investment Operations:
Net investment income (loss)	0.01		0.08	(0.45	)*	(0.16)	(0.23)	(0.44)
Net realized and unrealized gain (loss) on investments	0.41		(0.55)	(0.74)		0.05	(7.05)	(12.41)
Total from Investment Operations	0.42		(0.47)	(1.19)		(0.11)	(7.28)	(12.85)
Less Distributions:
Distributions from net realized capital gains	—		—	—		—	—	(0.27)
Return of capital	—		(0.75)	(0.30)		—	—	—
Net Increase (Decrease) in Net Asset Value	0.42		(1.22)	(1.49)		(0.11)	(7.28)	(13.12)
Net Asset Value, End of Period	$2.43		$2.01	$3.23		$4.72	$4.83	$12.11
Total Return	20.90%		(14.55)%	(25.21	)%**	(2.28)%	(60.12)%	(50.85)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$35,893		$29,663	$47,557		$73,192	$89,380	$269,630
Ratio of expenses to average net assets	0.40	%††	—	12.71	%*	3.69%	3.08%	2.79%
Ratio of net investment income (loss) to average net assets	0.84	%††	2.87%	(10.75	)%*	(3.58)%	(3.04)%	(2.56)%
Portfolio turnover rate	14.94%		7.27%	17.88%		39.86%	147.87%	125.60%

__________
*	Including the effect of the remaining balance of estimated liquidation period expenses of $5,960,000, equivalent to $0.40 per share or 9.59% per annum of average daily net assets.
**	Excluding the effect of certain payments received from the Manager in 2004, total return would have been (25.30)%.
†	On February 25, 2004, the Fund adopted liquidation-basis accounting.
††	Annualized.

Board of Directors

John R. Galvin 1, 3		Robert L. Shafer 2, 3

• Dean Emeritus, Fletcher School of Law		• Ambassador and Permanent Observer of the
and Diplomacy at Tufts University		Sovereign Military Order of Malta to the
• Chairman Emeritus, American Council		United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3		• Retired Executive Vice President and Chief
• Retired Chairman of the Board and Chief		Operating Officer, Sammons Enterprises, Inc.
Executive Officer, Kerr-McGee Corporation		• Director, CommScope, Inc.
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Chapter of the Nature		Brian T. Zino
Conservancy, Oklahoma Medical Research		• Director and President,
Foundation, Boys and Girls Clubs of Oklahoma,		J. & W. Seligman & Co. Incorporated
Oklahoma City Public Schools Foundation and		• Chairman, Seligman Data Corp.
Oklahoma Foundation for Excellence in		• Director, ICI Mutual Insurance Company,
Education		Seligman Advisors, Inc. and Seligman
Services, Inc.
Betsy S. Michel 1, 3		• Member of the Board of Governors,
• Trustee, The Geraldine R. Dodge Foundation		Investment Company Institute
________
William C. Morris	Member:	1 Audit Committee
• Chairman, J. & W. Seligman & Co. Incorporated,		2 Director Nominating Committee
Carbo Ceramics Inc., Seligman Advisors, Inc.		3 Board Operations Committee
and Seligman Services, Inc.
• Director, Seligman Data Corp.
• President and Chief Executive Officer, The
Metropolitan Opera Association

Leroy C. Richie 1, 3
• Counsel, Lewis & Munday, P.C.
• Chairman and Chief Executive Officer,		It is with deep sorrow that we
Q Standards Worldwide, Inc.		mourn the recent death of Alice
• Director, Kerr-McGee Corporation, Infinity, Inc.		Stone Ilchman, a respected member
and Vibration Control Technologies, LLC		since 1990 of the Boards of the
• Lead Outside Director, Digital Ally Inc.		Seligman investment companies.
• Director and Chairman, Highland Park Michigan
Economic Development Corp.
• Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Richard M. Parower	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Thomas G. Rose	Lauren Wu
President and Chief Executive	Vice President	Vice President
Officer

Eleanor T.M. Hoagland	Reema D. Shah	Frank J. Nasta
Vice President and Chief	Vice President	Secretary
Compliance Officer

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to stockholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to stockholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Amendment to Bylaws

On January 19, 2006, the Board of Directors of the Fund amended and restated the Fund’s bylaws. Such amended and restated bylaws were filed on Form 8-K, which may be accessed via the SEC’s website, www.sec.gov.1

[1]	The website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

1

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.